OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Other Receivables
OTHER RECEIVABLES

5. OTHER RECEIVABLES

A summary of the other receivables as at December 31, 2022 and December 31, 2021 is detailed in the table below:

	December 31, 2022	December 31, 2021
HST paid on purchases	445,128	84,563
VAT paid on purchases	359,502	55,067
	804,630	139,630

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)